Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000194765
Shareholder Report [Line Items]
Fund Name	Recurrent MLP & Infrastructure Fund
Class Name	Class I
Trading Symbol	RMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Recurrent MLP & Infrastructure Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings. You can also request this information by contacting us at 1-833-732-8773.
Additional Information Phone Number	1-833-732-8773
Additional Information Website	https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Recurrent MLP & Infrastructure Fund	$64	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.08% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (November 2, 2017)
Recurrent MLP & Infrastructure Fund	39.97%	50.75%	27.82%	14.53%
Alerian MLP Index	27.53%	30.52%	24.25%	12.22%
S&P 500® Index	6.03%	31.05%	13.14%	14.73%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-833-732-8773.

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,566,132,003
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,855,245
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,566,132,003
Number of Portfolio Holdings	29
Advisory Fee	$5,855,245
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	76.2%
Master Limited Partnerships	22.8%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.0%
Materials	3.2%
Energy	95.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cenovus Energy, Inc.	8.3%
Targa Resources Corporation	7.3%
Energy Transfer, L.P.	7.1%
ONEOK, Inc.	6.4%
Murphy USA, Inc.	5.0%
Kinder Morgan, Inc.	5.0%
Sunoco, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%
Suncor Energy, Inc.	4.7%

[1]	Annualized